BOARD OF DIRECTORS	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
BOARD OF DIRECTORS	BOARD OF DIRECTORS
In connection with the listing of our ADSs on Nasdaq, we converted our two-tier board structure into a one-tier board structure, with a single board of directors consisting of the executive director and non-executive directors. The new structure became effective on December 11, 2020. Since that date, the Board of Directors is jointly responsible for the management of the Company. The daily management of the Company and the execution of the strategy are entrusted to the CEO, as the only Executive Director. The CEO is supported by the non-statutory Executive Committee in the execution of his tasks and responsibilities. The Non-Executive Directors share statutory management responsibility, but shall focus on the supervision on the policy and functioning of the performance of the duties by the Executive Director and the Company’s general state of affairs. The Non-Executive Directors would focus on the supervision on the policy and functioning of the performance of the duties by the Executive Directors and the Company’s general state of affairs.

Dr. S. de Vries was the Company’s sole Executive member of the Board of Directors during 2024 and continued to be the Chief Executive Officer until March 4, 2025, after which he was succeeded by Mr. Fabrice Chouraqui.
The Board of Directors has the following members:

Dr. R. Peters	Chair of the Board of Directors and Non-Executive Board Member
Ms. D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member
Ms. B. Yanni	Non-Executive Board Member
Dr. M. Pykett	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member
Mr. L. Kruimer	Non-Executive Board Member
Mr. S. Baert	Non-Executive Board Member
Dr. S. de Vries	Executive Board Member and Chief Executive Officer	until March 4, 2025
Mr. F. Chouraqui	Executive Board Member and Chief Executive Officer	as of March 4, 2025
Non-Executive members Board of Directors
Remuneration
For 2024 the annual compensation of the non-executive members of the Board of Directors was as follows:

Responsibility	Cash in Euros (per annum)	Ordinary shares in Euros * (per annum)	Cash in U.S. dollars (per annum)	Ordinary shares in U.S. dollars * (per annum)
Chair of the Board of Directors	90,000	40,000	97,236	43,216
Non-Executive Director	45,000	30,000	48,618	32,412
Chair Audit Committee	15,000		16,206
Member Audit Committee	7,500		8,103
Chair Remuneration Committee	12,500		13,505
Member Remuneration Committee	6,250		6,753
Chair of the Transaction Committee	12,500		13,505
Member of the Transaction Committee	6,250		6,753
Chair Governance Committee	12,500		13,505
Member Governance Committee	6,250		6,753
*All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.
An additional compensation of €1,000 ($1,080) per day in case of extraordinary activities, as determined by the Chair of the Board of Directors. Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2024, 2023 and 2022 was as follows:

Amounts in $ ‘000	Year	Cash	Share-Based Payment	Total
Dr. Richard Peters	2024	111	43	154
	2023	26	20	46
	2022	—	—	—
Mr. Paul Sekhri	2024	—	—	—
	2023	55	32	87
	2022	72	42	114
Ms. Deborah Jorn	2024	64	32	96
	2023	55	32	87
	2022	55	32	87
Ms. Barbara Yanni	2024	77	32	109
	2023	62	32	94
	2022	53	32	85
Dr. Mark Pykett	2024	63	32	95
	2023	55	32	87
	2022	50	32	82
Ms. Jabine van der Meijs	2024	77	32	109
	2023	62	32	94
	2022	57	32	89
Mr. Leonard Kruimer	2024	72	32	104
	2023	58	32	90
	2022	57	32	89
Mr. Steven Baert	2024	69	32	101
	2023	58	32	90
	2022	55	32	87
Total	2024	533	235	768
	2023	431	244	675
	2022	399	234	633
Shares, options and warrants
Shares
At December 31, 2024, the Non-Executive members of the Board of Directors held the following numbers of shares:

Ordinary shares
Dr. Richard Peters	62,875
Ms. Deborah Jorn	161,660
Mr. Leonard Kruimer	121,231
Dr. Mark Pykett	146,069
Mr. Steven Baert	121,231
Ms. Jabine van der Meijs	121,231
Ms. Barbara Yanni	146,069
Total	880,366
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During 2024, the Company has not granted loans or guarantees to any member of the Non-Executive members of the Board of Directors. No loans or guarantees to Non-Executive members of the Board of Directors were outstanding at December 31, 2024.
Executive members Board of Directors
Remuneration
The Executive Board Member is entitled to the following remuneration packages:
•Fixed remuneration: annual base salary;
•Variable remuneration: the variable remuneration components are (a) an annual bonus in cash as a percentage of the fixed component (short-term incentive) and (b) a (share- based) long-term incentive;
•Others: contribution pension premiums, travel allowance and holiday allowance.
Compensation was as follows and includes the entire year 2024, up to December 31, 2024:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Dr Sijmen de Vries, CEO and Executive Director	2024	694	2024	414	2024	987	2024	116	2024	35	2024	2,246
	2023	673	2023	615	2023	1,371	2023	115	2023	35	2023	2,809
	2022	636	2022	394	2022	1,221	2022	112	2022	34	2022	2,396
Options
The following table gives an overview of movements in number of option holdings of the individual members of the executive board of directors in 2024, the exercise prices and expiration dates up to December 31, 2024 (note that the exercise price in US$ is translated using 2024 closing exchange rate (1:1.0350)):

	January 1, 2024	Granted 2024	Exercised 2024	Forfeited/expired 2024	December 31, 2024	Exercise price ($)	Expiration date
Dr. Sijmen de Vries	2,800,000	—	2,800,000	—	—	0.833	May 22, 2024

Shares
At December 31, 2024, the executive members of the board held the following numbers of shares:

Shares held	As at December 31, 2024
Dr. Sijmen de Vries	8,594,721
Long term Incentive Plan

	Year	Granted	Settled	Forfeited / Unvested	December 31, 2024
Mr. Sijmen de Vries	2024	1,824,602	—	(948,127)	876,475
	2023	1,681,570	—	(313,279)	1,368,291
	2022	2,363,455	—	—	2,363,455

The forfeited / unvested category relates to an adjustment to the service period in relation to the announcement by Mr. Sijmen de Vries on October 24, 2024, not to be available for reappointment upon the scheduled expiration of his term.
Loans or guarantees
During the year 2024, no loans or guarantees have been granted to the Executive members of the Board of Directors. No loans or guarantees to the Executive member of the Board of Directors were outstanding at December 31, 2024.
The Executive member of the Board of Director is the sole statutory director.
RELATED PARTY TRANSACTIONS
Related parties’ disclosure relates mainly to key management compensation and to transactions with the associated company of BioConnection group (BioConnection).
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2024	2023	2022
Salaries and other short-term employee benefits	1,725	1,756	1,463
Post-employment benefits	116	115	112
Share-based compensation	1,222	1,615	1,455
Total	3,063	3,486	3,030
All direct transactions with members of the Board of Directors have been disclosed in Notes 20. Share-based compensation and 21. Board of Directors of these financial statements.
For the years ended December 31, 2024, 2023 and 2022 related party transactions with BioConnection were in the ordinary course of that company’s fill and finish business and amounted to $4.6 million, $4.7 million and $3.0 million respectively. At December 31, 2024, the Company owed $1.5 million to BioConnection and was owed by BioConnection $0.3 million for fill and finish services supplied. At December 31, 2023, the Company owed $1.7 million to BioConnection and was owed by BioConnection $0.5 million for fill and finish services supplied. At December 31, 2022 BioConnection owed $0.5 million to the Company for fill and finish services supplied.